UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

September 30, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
AIRCRAFT & PARTS — 8.0%
Arconic, Inc.	15,228,573	$378,886,896
Esterline Technologies Corporation*,§	2,863,871	258,177,971
Meggitt plc (Britain)§	38,965,308	272,032,276
United Technologies Corporation	4,109,350	477,013,348
		$1,386,110,491
INFRASTRUCTURE SOFTWARE — 6.7%
Microsoft Corporation	5,727,360	$426,631,046
Oracle Corporation	15,311,810	740,326,014
		$1,166,957,060
INTERNET MEDIA — 6.1%
Alphabet, Inc. (Class A)*	220,277	$214,488,120
Alphabet, Inc. (Class C)*	220,881	211,849,176
Altaba, Inc.*	4,847,270	321,083,165
Baidu, Inc. (ADR) (China)*	1,282,010	317,541,057
		$1,064,961,518
DIVERSIFIED BANKS — 5.3%
Bank of America Corporation	18,801,990	$476,442,427
Citigroup, Inc.	6,152,280	447,516,847
		$923,959,274
INVESTMENT COMPANIES — 4.0%
Groupe Bruxelles Lambert SA (Belgium)	2,851,023	$299,896,639
Leucadia National Corporation	15,435,800	389,753,950
		$689,650,589
ENTERTAINMENT CONTENT — 3.6%
Naspers, Ltd. (N Shares) (South Africa)	2,918,607	$629,477,052

INSURANCE BROKERS — 2.9%
Aon plc (Britain)	3,477,920	$508,124,112

P&C INSURANCE — 2.8%
American International Group, Inc.	7,840,680	$481,339,345

CONSUMER FINANCE — 2.8%
Ally Financial, Inc.	9,942,850	$241,213,541
American Express Co.	2,630,010	237,910,705
		$479,124,246
COMMERCIAL FINANCE — 2.5%
CIT Group, Inc.§	8,913,170	$437,190,989

SEMICONDUCTOR DEVICES — 2.3%
Analog Devices, Inc.	3,176,140	$273,687,984
QUALCOMM, Inc.	2,515,220	130,389,005
		$404,076,989
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	11,070,960	$372,316,385

See notes to financial statements.

	Shares	Fair Value
ELECTRICAL COMPONENTS — 2.1%
TE Connectivity, Ltd. (Switzerland)	4,470,390	$371,310,593

ADVERTISING & MARKETING — 1.4%
WPP plc (Britain)	12,889,760	$239,220,946

SPECIALTY PHARMA — 1.3%
Mylan NV*	7,425,690	$232,943,895

CONTAINERS & PACKAGING — 1.3%
Owens-Illinois, Inc.*,§	8,912,900	$224,248,564

INSTITUTIONAL BROKERAGE — 1.2%
LPL Financial Holdings, Inc.	4,165,970	$214,839,073

LIFE SCIENCE EQUIPMENT — 1.1%
Thermo Fisher Scientific, Inc.	1,042,910	$197,318,572

SPECIALTY CHEMICALS — 1.1%
Axalta Coating Systems Ltd.*	2,157,651	$62,399,267
Nexeo Solutions, Inc.*,**,§	17,691,717	129,149,534
Nexeo Solutions, Inc. (Founders Shares) *,**,††,§	2,431,709	5,129,294
		$196,678,095
ELECTRICAL POWER EQUIPMENT — 1.1%
General Electric Co.	7,649,785	$184,971,801

INTEGRATED OILS — 0.9%
Gazprom PJSC (ADR) (Russia)	12,690,400	$53,172,776
Lukoil PJSC (ADR) (Russia)	1,455,100	77,018,443
Rosneft Oil Co. PJSC (GDR) (Russia)	5,711,200	31,725,716
		$161,916,935
BASE METALS — 0.9%
Alcoa Corporation *	1,634,270	$76,189,667
MMC Norilsk Nickel PJSC (ADR) (Russia)	4,377,920	75,365,893
		$151,555,560
INVESTMENT MANAGEMENT — 0.8%
Legg Mason, Inc.	3,669,319	$144,240,930

FOOD & DRUG STORES — 0.8%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,067,360	$89,309,952
Lenta, Ltd. (GDR) (Russia)*,**,††	8,005,300	49,472,754
		$138,782,706
HOUSEHOLD PRODUCTS — 0.6%
Unilever NV (CVA) (Britain)	1,756,570	$103,887,581

See notes to financial statements.

	Shares or Principal Amount	Fair Value
AUTO PARTS — 0.6%
Porsche Automobil Holding SE (Preference Shares) (Germany)	1,562,200	$99,888,334

EXPLORATION & PRODUCTION — 0.2%
Occidental Petroleum Corporation	620,540	$39,844,873

MARINE SHIPPING — 0.2%
Sound Holding FP (Luxembourg)**,††,§,*	1,146,250	$27,777,049

TOTAL COMMON STOCKS — 64.7% (Cost $7,570,646,205)		$11,272,713,557

LIMITED PARTNERSHIPS — 0.3% (Cost $48,139,439)
WLRS Fund I LLC*,**,††,§	968	$4,158,203
U.S. Farming Realty Trust, L.P.**	350,000	40,435,045
U.S. Farming Realty Trust II, L.P.**	120,000	12,856,404
		$57,449,652
PREFERRED STOCK — 0.1%
INTEGRATED OILS — 0.1%
Surgutneftegas OJSC (Preference Shares) (Russia) (Cost $27,221,319)	39,322,900	$20,221,644

BONDS & DEBENTURES

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.00% 7/31/2038**,††,@	$2,739,243	$1,370,443
Stanwich Mortgage Loan Trust Series 2012-2 A — 0.00% 3/15/2047**,††,@	2,500,017	1,062,507
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050**,††,@	4,468,542	2,391,582
Stanwich Mortgage Loan Trust Series 2012-4 A — 0.00% 6/15/2051**,††,@	4,490,702	2,065,723
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.192% 8/15/2050**,††,@	5,083,196	2,681,025
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.472% 2/15/2049**,††,@	642,918	287,513
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.005% 2/28/2057**,††,@	5,255,666	2,649,906
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.069% 9/30/2047**,††,@	1,032,059	522,015
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.78% 8/31/2049**,††,@	2,767,184	1,397,428
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045**,@@	14,999,293	15,148,322
		$29,576,464
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $29,256,322)		$29,576,464

See notes to financial statements.

	Principal Amount	Fair Value
ASSET-BACKED SECURITIES — 0.6%
RELP 10 — 9.50% 11/20/2017††,**	$3,891,210	$3,891,210
RELP 11 — 10.75% 8/5/2018††,**	33,251,641	33,251,641
RELP 8 — 10.00% 10/17/2017††,**	10,620,434	10,620,434
Ship Loan Participation — 7.80% 12/24/2019††,**	40,591,371	40,591,371
Ship Loan Participation II — 11.00% 9/4/2018††,**	7,908,605	7,908,605

TOTAL ASSET-BACKED SECURITIES (Cost $96,263,261)		$96,263,261

CORPORATE BONDS & NOTES — 3.1%
BASIC MATERIALS — 0.1%
Glencore Finance Canada, Ltd. — 4.25% 10/25/2022**	$8,150,000	$8,583,234
Glencore Funding LLC — 4.625% 4/29/2024**	4,700,000	4,965,535
Glencore Funding LLC — 2.875% 4/16/2020**	9,100,000	9,152,784
		$22,701,553
CONSUMER, CYCLICAL — 0.8%
Navistar International Corporation — 8.25% 11/1/2021	$143,177,000	$143,624,428

ENERGY — 0.9%
CONSOL Energy, Inc. — 5.875% 4/15/2022	$19,372,000	$19,565,720
California Resources Corporation 2nd Lien — 8.00% 12/15/2022**	35,750,000	23,237,500
Rice Energy, Inc. — 6.25% 5/1/2022	16,731,000	17,483,895
CONSOL Energy, Inc. — 8.00% 4/1/2023	77,110,000	82,122,150
Southwestern Energy Co. — 4.10% 3/15/2022	3,800,000	3,662,440
California Resources Corporation — 5.00% 1/15/2020	2,171,000	1,324,310
California Resources Corporation — 5.50% 9/15/2021	8,984,000	4,851,360
California Resources Corporation — 6.00% 11/15/2024	2,171,000	990,627
		$153,238,002
FINANCIAL — 0.3%
Walter Investment Management Corporation — 7.875% 12/15/2021	$53,600,000	$28,743,000
Springleaf Finance Corporation — 6.90% 12/15/2017	15,366,000	15,481,245
		$44,224,245
INDUSTRIAL — 1.0%
Bombardier, Inc. — 7.75% 3/15/2020**	$28,058,000	$29,881,770
Bombardier, Inc. — 4.75% 4/15/2019**	4,893,000	4,981,563
Bombardier, Inc. — 7.45% 5/1/2034**	5,800,000	5,379,500
Bombardier, Inc. — 5.75% 3/15/2022**	13,800,000	13,213,500
Bombardier, Inc. — 6.125% 1/15/2023**	29,534,000	28,352,640
Bombardier, Inc. — 6.00% 10/15/2022**	12,670,000	12,302,570
Bombardier, Inc. — 7.50% 3/15/2025**	82,750,000	82,750,000
		$176,861,543
TOTAL CORPORATE BONDS & NOTES (Cost $442,817,093)		$540,649,771

See notes to financial statements.

	Principal Amount	Fair Value
CORPORATE BANK DEBT — 0.3%
Sears Canada DIP Term Loan, 3M USD LIBOR + 11.00% — 12.224% 1/13/2018**,††,@	$29,317,236	$29,317,236
Walter Investment Management Corporation, 3M USD LIBOR + 3.75% — 0.00% 12/18/2020**,@	$16,750,922	$15,327,094

TOTAL CORPORATE BANK DEBT (Cost $42,757,844)		$44,644,330

CONVERTIBLE BONDS — 0.4%
Navistar International Corporation — 4.50% 10/15/2018	$22,938,000	$23,884,192
Navistar International Corporation — 4.75% 4/15/2019	34,244,000	37,539,985
Walter Investment Management Corporation — 4.50% 11/1/2019	28,841,000	4,902,970

TOTAL CONVERTIBLE BONDS (Cost $65,775,219)		$66,327,147

U.S. TREASURIES — 24.9%
U.S. Treasury Notes — 0.875% 10/15/2017	$280,000,000	$279,923,448
U.S. Treasury Notes — 1.875% 10/31/2017	291,000,000	291,125,043
U.S. Treasury Notes — 0.875% 11/15/2017	290,000,000	289,937,708
U.S. Treasury Notes — 0.625% 11/30/2017	200,000,000	199,835,940
U.S. Treasury Notes — 2.25% 11/30/2017	75,000,000	75,131,835
U.S. Treasury Notes — 1.00% 12/15/2017	250,000,000	249,985,350
U.S. Treasury Notes — 0.875% 1/15/2018	259,000,000	258,848,252
U.S. Treasury Notes — 0.75% 1/31/2018	275,000,000	274,677,728
U.S. Treasury Notes — 3.50% 2/15/2018	260,000,000	262,214,056
U.S. Treasury Notes — 0.75% 2/28/2018	230,000,000	229,595,706
U.S. Treasury Notes — 1.00% 3/15/2018	325,000,000	324,714,357
U.S. Treasury Notes — 0.75% 3/31/2018	325,000,000	324,219,252
U.S. Treasury Notes — 0.75% 4/15/2018	150,000,000	149,613,285
U.S. Treasury Notes — 0.625% 4/30/2018	300,000,000	298,945,320
U.S. Treasury Notes — 0.875% 5/31/2018	330,000,000	329,149,227
U.S. Treasury Notes — 1.125% 6/15/2018	200,000,000	199,792,960
U.S. Treasury Notes — 1.50% 8/31/2018	300,000,000	300,363,270

TOTAL U.S. TREASURIES (Cost $4,351,192,343)		$4,338,072,737

TOTAL BONDS & DEBENTURES — 29.5% (Cost $5,028,062,082)		$5,115,533,710

PUT OPTIONS PURCHASED — 0.1%
JPY Put-Strike $95; expires 03/24/22; $194,350,000*(Barclays Capital Counterparty)†† (Cost $14,624,837)	194,350,000	21,022,840

CALL OPTIONS PURCHASED
Call-Strike $0.00001; expires 05/22/20; $100,000,000*(Barclays Capital Counterparty) (Barclays Bank PLC)††	100,000,000	21,220,700
Call-Strike $0.00001; expires 07/13/20; $90,081,096 (Barclays Bank PLC)*,††	90,081,096	18,562,741

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Call-Strike $0.00001; expires 07/15/27; $89,879,161.000 (Morgan Stanley & Co. International PLC)*,††	89,879,161	18,761,916

TOTAL CALL OPTIONS PURCHASED — 0.3% (Cost $59,434,142)		$58,545,357

TOTAL INVESTMENT SECURITIES — 95.0% (Cost $12,748,128,024)		$16,545,486,760

SHORT-TERM INVESTMENTS — 7.8%
Apple, Inc. — 1.15% 10/10/2017	25,000,000	24,992,813
Johnson & Johnson — 1.10% 10/13/2017	108,000,000	107,960,400
Microsoft Corp. — 1.12% 11/7/2017	150,000,000	149,827,333
The Proctor Gamble & Co.
— 1.10% 10/19/2017	100,000,000	99,945,000
— 1.10% 10/20/2017	200,000,000	199,883,889
Wal-Mart Stores, Inc.
— 1.10% 10/11/2017	250,000,000	249,923,611
— 1.10% 10/12/2017	285,000,000	284,904,208
State Street Bank Repurchase Agreement — 0.12% 10/2/2017
(Dated 09/29/2017, repurchase price of $237,009,370, collateralized by $238,105,000 principal amount U.S. Treasury Notes - 2.25% 2024, fair value $241,751,340)	$237,007,000	237,007,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,354,444,254)		$1,354,444,254

TOTAL INVESTMENTS — 102.8% (Cost $14,102,572,278)		$17,899,931,014

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT — (7.6)%
iShares Russell 2000 ETF	(944,720)	(139,988,610)
WW Grainger, Inc.	(96,049)	(17,264,808)
Yahoo Japan Corporation (Japan)	(7,538,000)	(35,772,424)
Pennsylvania Real Estate Investment Trust	(600,700)	(6,301,343)
Pitney Bowes, Inc.	(401,000)	(5,618,010)
Ventas, Inc.	(61,800)	(4,025,034)
Tencent Holdings, Ltd. (China)	(18,095,400)	(778,799,923)
Alibaba Group Holding Ltd. (ADR) (China)	(1,426,540)	(246,377,723)
Volkswagen AG (Preference Shares) (Germany)	(578,602)	(94,371,289)
Sabra Health Care REIT, Inc.	(17,350)	(380,659)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $743,383,458)		$(1,328,899,823)

See notes to financial statements.

Fair Value
Other Assets and Liabilities, net — 4.8%	847,111,667
NET ASSETS — 100.0% — NOTE 2	$17,418,142,858

§Affiliated Security.

††These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.76% of total net assets at September 30, 2017.

*Non-income producing security.

**Restricted securities. These restricted securities constituted 3.80% of total net assets at September 30, 2017, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

@Variable/Floating Rate Security - The rate shown is based on the latest available information as of September 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017.

At September 30, 2017 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement		Valuation at	Unrealized
Foreign Currency Sold	Amount	Date	Counterparty	September 30, 2017	Appreciation
EUR	118,300,000	12/27/2017	Barclays Capital	$140,492,670	$1,813,949

See notes to financial statements.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

September 30, 2017

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Bombardier, Inc. 7.50% 3/15/2025	09/25/2015, 09/28/2015, 09/29/2015, 12/10/2015, 12/11/2015, 12/21/2015, 01/07/2016, 01/21/2016, 01/29/2016, 02/01/2016, 02/02/2016, 02/08/2016, 02/16/2016	$58,190,692	$82,750,000	0.48%
Bombardier, Inc. 7.75% 3/15/2020	08/19/2015, 08/20/2015, 08/24/2015	21,931,518	29,881,770	0.17%
Bombardier, Inc. 6.125% 1/15/2023	09/28/2015,09/29/2015, 01/05/2016, 02/01/2016	20,798,655	28,352,640	0.16%
Bombardier, Inc. 5.75% 3/15/2022	09/28/2015, 12/28/2015, 01/29/2016	9,843,000	13,213,500	0.08%
Bombardier, Inc. 6.00% 10/15/2022	09/28/2015, 09/29/2015, 01/20/2016, 02/03/2016, 02/16/2016	8,504,562	12,302,570	0.07%
Bombardier, Inc. 7.45% 5/1/2034	11/10/2015, 12/01/2015	4,087,750	5,379,500	0.03%
Bombardier, Inc. 4.75% 4/15/2019	08/19/2015	3,816,540	4,981,563	0.03%
California Resources Corporation 2nd Lien 8.00% 12/15/2022	01/07/2015, 01/12/2015, 01/15/2015, 08/28/2015	36,124,329	23,237,500	0.13%
Glencore Finance Canada, Ltd. 4.25% 10/25/2022	09/28/2015, 01/21/2016, 02/03/2016	5,555,033	8,583,234	0.05%
Glencore Funding LLC 2.875% 4/16/2020	09/28/2015, 01/20/2016	6,415,500	9,152,784	0.05%
Glencore Funding LLC 4.625% 4/29/2024	09/28/2015, 01/13/2016	3,078,500	4,965,535	0.03%
Lenta, Ltd. GDR	10/21/2015	56,837,630	49,472,754	0.28%
Nexeo Solutions, Inc.	06/09/2016	155,231,991	129,149,534	0.74%
Nexeo Solutions, Inc. (Founders Shares)	6/9/2016	13,179,863	5,129,294	0.03%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
RELP 10 9.50% 11/20/2017	1/15/2016, 02/15/2016, 2/23/2016, 03/15/2016, 03/22/2016, 04/12/16, 04/15/2016, 05/09/2016, 5/15/2016, 05/31/2016, 06/15/2016, 07/01/2016, 07/15/2016, 07/25/2016, 08/22/2016, 09/15/2016, 09/30/2016, 10/15/2016, 11/11/2016	3,891,210	3,891,210	0.02%
RELP 11 10.75% 8/5/2018	04/01/2016, 05/01/2016, 06/01/2016, 07/01/2016, 08/01/2016, 09/01/2016, 10/01/2016, 11/01/2016, 12/01/2016	33,251,641	33,251,641	0.19%
RELP 8 10.00% 10/17/2017	02/03/2016, 03/01/2016, 03/23/2016, 04/01/2016, 05/01/2016, 06/01/2016, 07/01/2016, 08/01/2016, 09/01/2016, 09/23/2016, 10/03/2016, 10/19/2016	10,620,434	10,620,434	0.06%
Sears Canada DIP Term Loan 12.224% 1/13/2018	07/12/2017, 07/14/2017	29,317,236	29,317,236	0.17%
Ship Loan Participation 7.80% 12/24/2019	12/22/2014	40,591,371	40,591,371	0.23%
Ship Loan Participation II 11.00% 9/4/2018	11/29/2016	7,908,605	7,908,605	0.05%
Sound Holding FP	10/07/2013	68,546,025	27,777,049	0.16%
Stanwich Mortgage Loan Trust Series 2011-1 A .192% 8/15/2050	05/11/2011, 10/03/2013	2,680,186	2,681,025	0.02%
Stanwich Mortgage Loan Trust Series 2010-2 A 1.005% 2/28/2057	05/21/2010	2,826,157	2,649,906	0.02%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets

Stanwich Mortgage Loan Trust Series 2011-2 A 9/15/2050	06/10/2011	2,390,280	2,391,582	0.01%
Stanwich Mortgage Loan Trust Series 2012-4 A 6/15/2051	05/10/2012	1,993,275	2,065,723	0.01%
Stanwich Mortgage Loan Trust Series 2010-4 A 1.78% 8/31/2049	08/04/2010	1,288,263	1,397,428	0.01%
Stanwich Mortgage Loan Trust Series 2010-3 A 7/31/2038	06/02/2010	1,309,672	1,370,443	0.01%
Stanwich Mortgage Loan Trust Series 2012-2 A 3/15/2047	02/10/2012	962,605	1,062,507	0.01%
Stanwich Mortgage Loan Trust Series 2010-1 A 1.069% 9/30/2047	04/22/2010	541,280	522,015	0.00%
Stanwich Mortgage Loan Trust Series 2009-2 A .472% 2/15/2049	11/30/2009, 01/21/2010	265,508	287,513	0.00%
Sunset Mortgage Loan Co. LLC 2015-NPL1 A 4.459% 9/18/2045	10/02/2015	14,999,096	15,148,322	0.09%
U.S. Farming Realty Trust II, L.P.	06/18/2015, 07/29/2015	11,431,585	12,856,404	0.07%
U.S. Farming Realty Trust, L.P.	08/01/2013	28,202,539	40,435,045	0.23%
WLRS Fund I LLC	6/9/2016	8,505,315	4,158,203	0.02%
Walter Investment Management Corporation 12/18/2020	5/12/2016, 6/9/2016, 6/15/2016, 6/20/2016, 6/21/2016	13,440,608	15,327,094	0.09%
TOTAL RESTRICTED SECURITIES		$688,558,454	$662,262,934	3.80%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (OTC) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks
Aircraft & Parts	$1,386,110,491	$—	$—	$1,386,110,491
Infrastructure Software	1,166,957,060	—	—	1,166,957,060
Internet Media	1,064,961,518	—	—	1,064,961,518
Diversified Banks	923,959,274	—	—	923,959,274
Investment Companies	689,650,589	—	—	689,650,589
Entertainment Content	629,477,052	—	—	629,477,052
Insurance Brokers	508,124,112	—	—	508,124,112
P&C Insurance	481,339,345	—	—	481,339,345
Consumer Finance	479,124,246	—	—	479,124,246
Commercial Finance	437,190,989	—	—	437,190,989
Semiconductor Devices	404,076,989	—	—	404,076,989
Communications Equipment	372,316,385	—	—	372,316,385
Electrical Components	371,310,593	—	—	371,310,593
Advertising & Marketing	239,220,946	—	—	239,220,946
Specialty Pharma	232,943,895	—	—	232,943,895
Containers & Packaging	224,248,564	—	—	224,248,564
Institutional Brokerage	214,839,073	—	—	214,839,073
Life Science Equipment	197,318,572	—	—	197,318,572
Specialty Chemicals	191,548,801	—	5,129,294	196,678,095
Electrical Power Equipment	184,971,801	—	—	184,971,801
Integrated Oils	161,916,935	—	—	161,916,935
Base Metals	151,555,560	—	—	151,555,560
Investment Management	144,240,930	—	—	144,240,930
Food & Drug Stores	89,309,952	—	49,472,754	138,782,706
Household Products	103,887,581	—	—	103,887,581
Auto Parts	99,888,334	—	—	99,888,334
Exploration & Production	39,844,873	—	—	39,844,873
Marine Shipping	—	—	27,777,049	27,777,049
Limited Partnerships	—	—	4,158,203	4,158,203
Limited Partnerships — valued at NAV as a practical expedient	—	—	—	53,291,449
Preferred Stock
Integrated Oils	20,221,644	—	—	20,221,644
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	15,148,322	14,428,142	29,576,464
Asset-Backed Securities	—	—	96,263,261	96,263,261
Corporate Bonds & Notes	—	540,649,771	—	540,649,771
Corporate Bank Debt	—	15,327,094	29,317,236	44,644,330
Convertible Bonds	—	66,327,147	—	66,327,147
U.S. Treasuries	—	4,338,072,737	—	4,338,072,737
Short-Term Investments	—	1,354,444,254	—	1,354,444,254
	$11,210,556,104	$6,329,969,325	$226,545,939	$17,820,362,817
Currency Options (currency risk)	$—	$—	$21,022,840	$21,022,840
Call Options Purchased	—	—	58,545,357	58,545,357
Forward Foreign Currency Contracts (currency risk)	—	1,813,949	—	1,813,949
	$—	$1,813,949	$79,568,197	$81,382,146
Common Stock Sold Short	$(1,328,899,823)	$—	$—	$(1,328,899,823)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Investments	Beginning Value at December 31, 2016	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Transfers Out	Transfers In	Ending Value at September 30, 2017	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2017
Asset-Backed Securities	$109,994,753	—	$15,810,086	$(29,541,578)	$—	$—	$96,263,261	—
Common Stocks	102,065,979	$(18,883,117)	114,625	(918,390)	—	—	82,379,097	$(18,746,660)
Corporate Bank Debt	—	—	29,317,236	—	—	—	29,317,236	—
Currency Options	24,962,703	(3,939,863)	—	—	—	—	21,022,840	(3,939,863)
Call Option Purchased	—	(888,785)	59,434,142	—	—	—	58,545,357	(888,785)
Limited Partnerships	7,352,285	(3,194,082)	—	—	—	—	4,158,203	(3,194,082)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	22,175,492	669,624	—	(8,416,973)	—	—	14,428,142	(132,334)
	$266,551,212	$(26,236,223)	$104,676,089	$(38,876,941)	$—	$—	$306,114,136	$(26,901,724)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers from Level 1 to Level 2 during the period ended September 30, 2017..

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2017:

Financial Assets	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities	$96,263,261	Most Recent Capitalization (Funding)*****	Private Financing	$100.00

Call Option Purchased	$58,545,357	Third-Party Broker Quote******	Quotes/Prices	$0.21

Common Stocks- Long	$5,129,294	Restricted Assets*	N/A	$2.11
	$49,472,754	Restricted Assets*	Quotes/Prices	$6.18
	$27,777,049	NAV adjusted to Fair Value**	N/A	$24.23

Currency Options	$21,022,840	Third-Party Broker Quote******	Quotes/Prices	$0.11

Limited Partnerships	$4,158,203	NAV as Practical Expedient***	N/A	$4,296.07

Residential Mortgage-Backed Non-Agency CMO	$14,428,142	Methods of Comparables/Consensus Pricing****	Quotes/Prices	$41.88-$62.31 ($49.35)
			Discount	0.0%-16.2% (1.59)%

Corporate Bank Debt	$29,317,236	Most Recent Capitalization (Funding)*****	Private Financing	$100.00

* The fair value of the investment is measured on the basis of the quoted price for an otherwise identical unrestricted instrument that trades in a public market, adjusted to reflect the effect of the restriction.

** The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

*** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

**** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

*****The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

******The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2017 (excluding short-term investments), was $13,888,654,586 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$4,084,405,280
Gross unrealized depreciation:	(874,229,225)
Net unrealized appreciation:	$3,210,176,055

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: November 29, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: November 29, 2017